Capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2017
Capital lease obligations [Member]
Debt Instrument [Line Items]
Schedule of long-term debt

	December 31, 2016	December 31, 2017
	US$	US$
Capital lease obligations, net of current maturities
Due to Minsheng	13,518,898	10,764,638
Due to related party - Shenzhen Zhong An	1,496,610	650,706

	15,015,508	11,415,344
Current maturities of capital lease obligations
Due to Minsheng	2,869,663	3,353,698
Due to related party - Shenzhen Zhong An	1,053,731	1,118,688

	3,923,394	4,472,386

Total capital lease obligations	18,938,902	15,887,730